REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
REVENUE
REVENUE
3.	REVENUE

Disaggregation of Revenue

The Company earns revenue through the sale of products and services. Product and service revenue are the disaggregation of revenue primarily used by management, as this disaggregation allows for the evaluation of market trends and certain product lines and services vary in renewing versus non-renewing nature.

The following table disaggregates revenue by recognition method for the three and nine months ended September 30, 2025 and 2024 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Point in time	$8,480	$13,784	$21,958	$28,220
Over time	313	435	1,053	1,343
Total	$8,793	$14,219	$23,011	$29,563

The following table disaggregates revenue by type of products and services for the three and nine months ended September 30, 2025 and 2024 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Hardware	$3,768	$7,713	$11,908	$17,115
Software	4,319	5,612	8,667	10,222
Services	706	894	2,436	2,226
Total	$8,793	$14,219	$23,011	$29,563

The following table disaggregates revenue by geographic area for the three and nine months ended September 30, 2025 and 2024 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
United States	$7,361	$13,711	$19,692	$26,662
International	1,432	508	3,319	2,901
Total	$8,793	$14,219	$23,011	$29,563

China made up $0.2 million and $7,700 of international sales for the three months ended September 30, 2025 and 2024, respectively, and $0.2 million and $0.6 million of international sales for the nine months ended September 30, 2025 and 2024, respectively.

The amount of deferred revenue as of September 30, 2025 and December 31, 2024 reflects the revenue expected to be recognized in future periods related to remaining performance obligations as the Company collects payment in advance of satisfaction of performance obligations.

As of September 30, 2025 and December 31, 2024, the Company has $3.0 million and $3.6 million in deferred revenue. As of September 30, 2025 approximately $2.7 million of the balance is expected to be earned within the next 12 months, with $0.3 million to be earned within the next 13 to 60 months.

As of December 31, 2024 approximately $3.3 million of the balance was expected to be earned within the next 12 months, with $0.2 million to be earned within the next 13 to 24 months and $0.1 million to be earned within the next 25 to 60 months.

As of September 30, 2025 and December 31, 2024, the Company had no contract assets.

3.	REVENUE

Disaggregation of Revenue

The Company earns revenue through the sale of products and services. Product and service revenue are the disaggregation of revenue primarily used by management, as this disaggregation allows for the evaluation of market trends and certain product lines and services vary in renewing versus non-renewing nature.

The following table disaggregates revenue by recognition method for the years ended December 31, 2024 and 2023 (in thousands):

	Years Ended December 31,
	2024	2023
Point in time	$36,414	$41,951
Over time	1,684	1,971
Total	$38,098	$43,922

The following table disaggregates revenue by type of products and services for the year ended December 31, 2024 and 2023 (in thousands):

	Years Ended December 31,
	2024	2023
Hardware	$21,991	$27,461
Software	12,857	13,229
Services	3,250	3,232
Total	$38,098	$43,922

The following table disaggregates revenue by geographic area for the year ended December 31, 2024 and 2023 (in thousands):

	Years Ended December 31,
	2024	2023
United States	$33,496	$38,715
International	4,602	5,207
Total	$38,098	$43,922

China made up $0.9 million and $2.8 million of international sales for the years ended December 31, 2024 and 2023, respectively.

The amount of deferred revenue as of December 31, 2024 and December 31, 2023 reflects the revenue expected to be recognized in future periods related to remaining performance obligations as the Company collects payment in advance of satisfaction of performance obligations. Because a majority of the Company’s performance obligations are satisfied at a point in time soon after the contract is formed or within one year after the contract is formed, revenue recognized in the following year related to remaining performance obligations is expected to equal deferred revenue, current portion at the beginning of the year.

As of December 31, 2024 and of December 31, 2023, the Company has $3.6 million and $3.0 million in deferred revenue. As of December 31, 2024 approximately $3.3 million of the balance is expected to be earned within the next 12 months, with $0.2 million to be earned within the next 13 to 24 months and $0.1 million to be earned within the next 25 to 60 months.

As of December 31, 2023, approximately $2.7 million was expected to be earned within the next 12 months, with $0.3 million to be earned within the next 13 to 24 months.

As of December 31, 2024 and December 31, 2023, the Company had no contract assets.